(PHOTO)

                           ELIZABETH R. BRAMWELL, CFA
                                President and
                            Chief Investment Officer

                               A non-diversified
                                  portfolio of
                                   companies
                                chosen for their
                                 above average
                                growth potential

                                    BRAMWELL
                                   FOCUS FUND

                       Investment Returns as of 3/31/00
                       --------------------------------
                                           March         Since
                                          Quarter     Inception<F1>
                                          -------     ------------
            Focus Fund                     5.95%         26.50%
            S&P 500/R Stock Index<F2>      2.29          10.52


                                     (LOGO)
                                    Bramwell
                                     Funds

               For a Prospectus and an Investor Kit, please call

                                 1-800-BRAMCAP
                                 1-800-272-6227

                  745 Fifth Avenue - New York, New York 10151
                                www.bramwell.com



<F1> From 10/31/99. Performance is historical and is no guarantee of future results. The annual expense ratio of the Fund is capped at 1.75%. Investment returns and share value will fluctuate and you may have a gain or loss when shares are sold. The Prospectus contains more complete information, including fees and expenses. Please read it carefully before you invest or send money.

<F2> The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.